UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Arena Strategic Income Fund
Class I/ACSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.arenaca.com/arena-strategic-income-fund. You can also request this information by contacting us at (877) 770-7760.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$80	0.75%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal annual period ended October 31, 2024, the Arena Strategic Income Fund (the “Fund”) returned 14.41% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg Barclays U.S. High Yield Corporate Index, returned 16.47%, while the Fund’s secondary benchmark, the Barclays U.S. High Yield 1-5 Year Cash Pay 2% Index, returned 14.80%.
The Fund grew to a more substantial size by the end of the period, allowing for the opportunity to build a more diversified portfolio. A shorter duration stance as compared to the benchmark was a hindrance for the fiscal year as rates fell across the curve. A higher quality bias also detracted as CCC-rated securities materially outperformed other ratings buckets during the period. Sector outperformers included Cable/Satellite, Consumer Cyclical Services and Retailers, while sector laggards included Transportation Services, Airlines and Other Financials.
Looking ahead, we continue to view the high yield investing environment as more yield and income capture, focusing on identifying early refinancing situations while remaining underweight lower credit quality. Also, given more bonds are trading to a call price in lieu of maturity, we are adding some rolling call exposure. We continue to favor the yield advantage offered by higher-credit quality leveraged loans given the coupon/carry advantage vs. high yield and a defensive stance on duration given our view that the market is overly optimistic on the number of future Federal Reserve interest rate cuts. As a result, we continue to underpin our exposure decision with a belief that we are not going back to a Zero Interest Rate Policy (“ZIRP”) any time soon. In addition to continuing to see opportunities in higher quality leveraged loans, we also still see some value in the busted convertible area.
With the first interest rate cut of the cycle now behind us, the Federal Reserve reiterates it will be data-dependent, implying more ongoing volatility going forward relative to the QE/ZIRP years. The fact that the Federal Reserve chose to cut by 50bps also leads us to be optimistic based on the opportunities we are seeing and the historical empirical evidence. Arena continues to be diligent in assessing the ever-changing market environment and hopes to capitalize on market volatility which may help us identify attractive idiosyncratic opportunities.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	14.41%	13.72%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2%	14.80%	10.37%
Bloomberg U.S. Corporate High Yield	16.47%	11.37%
[1]	Class I shares commenced operations on December 30, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,999,668
Total number of portfolio holdings	108
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Tutor Perini Corp., 4.750%, 8/18/2027	2.6%
Endo Finance Holdings, Inc., 4.500%, 4/23/2031	2.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.6%
Qwest Corp., 7.250%, 9/15/2025	2.5%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.4%
First Quantum Minerals, Ltd., 6.875%, 10/15/2027	2.3%
Directv Financing LLC, 8.875%, 2/1/2030	2.2%
QVC, Inc., 6.875%, 4/15/2029	2.2%
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 8.500%, 10/1/2028	2.0%
Radiology Partners, Inc., 8.500%, 1/31/2029	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.arenaca.com/arena-strategic-income-fund. You can also request this information by contacting us at (877) 770-7760.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 770-7760 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-770-7760.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

		FYE 10/31/2024	FYE 10/31/2023
(a)	Audit Fees	$14,500	$10,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,500	$2,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

		FYE 10/31/2024	FYE 10/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Arena Strategic Income Fund

Class I Shares

(Ticker Symbol: ACSIX)

Annual Financials and Other Information

October 31, 2024

Arena Strategic Income Fund

A series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Arena Strategic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.arenaca.com

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2024

Principal Amount[1]		Value
	BONDS — 59.8%
	CORPORATE — 59.8%
	BASIC MATERIALS — 3.0%
	First Quantum Minerals, Ltd.
925,000	6.875%, 10/15/2027[2,3,4]	$919,536
60,000	9.375%, 3/1/2029[2,3,4]	63,872
100,000	SCIL IV LLC 9.500%, 7/15/2028[3]	117,209
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[2,3]	82,585
		1,183,202
	COMMUNICATIONS — 15.7%
100,000	Altice France SA 8.125%, 2/1/2027[2,3,4]	82,900
250,000	Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	237,797
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	357,613
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	889,068
475,000	DISH Network Corp. 11.750%, 11/15/2027[2,3]	500,359
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	457,093
525,000	6.625%, 8/1/2026	454,705
1,000,000	Qwest Corp. 7.250%, 9/15/2025	997,402
500,000	SoftBank Group Corp. 6.000%, 7/30/2025[3,4]	500,612
650,000	Uber Technologies Inc 8.000%, 11/1/2026[2,3]	650,000
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	338,692
802,000	Victoria's Secret & Co 4.625%, 7/15/2029[2,3]	707,645
125,000	Windstream Services LLC 7.750%, 8/15/2028[2,3]	125,795
		6,299,681
	CONSUMER, CYCLICAL — 15.0%
275,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	271,150
700,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	726,687
150,000	Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[2,3]	151,532

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
575,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	$486,738
560,000	Evergreen Acqco 1 LP / TVI, Inc. 9.750%, 4/26/2028[2,3]	589,804
350,000	Lucid Group, Inc. 1.250%, 12/15/2026[2,5]	255,500
210,000	NCL Corp. Ltd. 8.375%, 2/1/2028[2,3,4]	220,142
800,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 8.500%, 10/1/2028[2,3]	812,142
1,026,000	QVC, Inc. 6.875%, 4/15/2029[2,3]	888,559
725,000	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.931% (6-Month USD Libor+605.33 basis points), 10/15/2026[2,3,6]	729,477
1,150,000	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8.000%, 9/20/2025[2,3,4]	715,749
88,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	86,444
50,000	Victra Holdings LLC / Victra Finance Corp. 8.750%, 9/15/2029[2,3]	52,238
		5,986,162
	CONSUMER, NON-CYCLICAL — 7.4%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[2,5]	377,600
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	311,346
600,000	Diversified Healthcare Trust 9.750%, 6/15/2025[3]	599,891
250,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	188,750
21,000	Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.875%, 9/1/2025[2,3,4]	20,944
	HLF Financing Sarl LLC / Herbalife International, Inc.
550,000	12.250%, 4/15/2029[2,3]	554,401
131,000	4.875%, 6/1/2029[2,3]	91,333
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	25,847
808,789	Radiology Partners, Inc. 8.500%, 1/31/2029[2,3]	797,668
		2,967,780
	ENERGY — 6.2%
200,000	CITGO Petroleum Corp. 7.000%, 6/15/2025[2,3]	200,382

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
112,000	6.375%, 6/15/2026[2,3]	$112,201
725,000	8.375%, 1/15/2029[2,3]	754,542
650,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	630,945
100,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125%, 6/1/2028[2,3]	99,145
100,000	Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/2026[2,3,7]	25,500
250,000	New Fortress Energy, Inc. 6.750%, 9/15/2025[2,3]	249,678
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[2,5]	423,132
		2,495,525
	FINANCIAL — 9.0%
550,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	520,087
75,000	BGC Group, Inc. 8.000%, 5/25/2028[3]	79,785
1,041,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[3]	1,039,895
200,000	LendingTree, Inc. 0.500%, 7/15/2025[5]	192,750
50,000	SoFi Technologies, Inc. 1.250%, 3/15/2029[2,5]	68,637
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
200,000	10.500%, 2/15/2028[2,3]	213,001
500,000	10.500%, 2/15/2028[2,3]	532,504
1,019,000	4.750%, 4/15/2028[2,3]	937,783
		3,584,442
	INDUSTRIAL — 1.5%
450,000	INNOVATE Corp. 8.500%, 2/1/2026[2,3]	368,402
200,000	Spirit AeroSystems, Inc. 9.375%, 11/30/2029[2,3]	215,929
		584,331
	TECHNOLOGY — 1.6%
400,000	CSG Systems International, Inc. 3.875%, 9/15/2028[5]	396,000
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	82,563

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
250,000	Xerox Holdings Corp. 3.750%, 3/15/2030[2,5]	$179,312
		657,875
	UTILITIES — 0.4%
100,000	American Water Capital Corp. 3.625%, 6/15/2026[5]	101,150
50,000	Evergy, Inc. 4.500%, 12/15/2027[2,5]	54,062
		155,212
	TOTAL CORPORATE
	(Cost $23,599,847)	23,914,210

	TOTAL BONDS
	(Cost $23,599,847)	23,914,210

Number of Shares
	COMMON STOCKS — 0.5%
	CONSUMER, NON-CYCLICAL — 0.1%
10,000	Endo Finance Holdings, Inc.	—
170,000	Endo Finance Holdings, Inc.	—
1,742	Endo, Inc.	44,439
		44,439

	TECHNOLOGY — 0.4%
3,522	Diebold Nixdorf, Inc.	162,998
	TOTAL COMMON STOCKS
	(Cost $100,089)	207,437

Principal Amount[1]
	CONVERTIBLE CORPORATE BONDS — 1.5%
	CORPORATE — 1.5%
	COMMUNICATIONS — 1.5%
655,000	DISH Network Corp. 0.000%, 12/15/2025[5]	585,609
	TOTAL CORPORATE
	(Cost $517,978)	585,609

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $517,978)	585,609

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	LEVERAGED LOANS — 32.7%
798,481	Altice France S.A. 10.156% (1-Month Term SOFR+550 basis points), 8/31/2028[3,4,6,8]	$641,635
746,667	American Airlines, Inc. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[3,4,6,8]	769,108
	AP Core Holdings II LLC
275,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[3,6,8]	259,462
509,994	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[3,6,8]	483,857
721,220	ASP LS Acquisition Corp. 9.365% (3-Month Term SOFR+450 basis points), 5/7/2028[3,6,8]	311,928
	Asurion LLC
725,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[3,6,8]	700,789
49,622	9.035% (1-Month Term SOFR+425 basis points), 8/19/2028[3,6,8]	49,405
200,000	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[3,6,8]	191,465
299,248	Connect Finco SARL 9.345% (1-Month Term SOFR+450 basis points), 9/28/2029[3,4,6,8]	272,765
299,239	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[3,6]	299,192
398,000	Delivery Hero S.E. 5.130%, 12/20/2029[3,6,8]	401,781
109,200	Diebold Nixdorf, Inc. 11.500% (1-Month Term SOFR+750 basis points), 8/11/2028[3,6,8]	111,316
488,220	Directv Financing LLC 10.650% (1-Month Term SOFR+525 basis points), 8/2/2029[3,6,8]	475,861
249,375	Discovery Energy Holding Corp. 10.085% (1-Month Term SOFR+475 basis points), 5/1/2031[3,6,8]	250,935
99,750	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[3,6,8]	95,324
49,067	EG America LLC 9.194% (1-Month Term SOFR+425 basis points), 3/12/2026[3,6,8]	49,189
1,039,000	Endo Finance Holdings, Inc. 4.500% (1-Month Term SOFR+450 basis points), 4/23/2031[3,6,8,9]	1,041,166
	Enviva, Inc.
35,500	0.000%, 12/13/2024[3,6,8,9]	36,210
14,200	0.000%, 12/13/2024[3,6,8]	23,193
21,300	13.301%, 12/13/2024[3,6,8]	34,790
100,000	0.000% (1-Month Term SOFR+225 basis points), 6/30/2027[6,8]	100,250
100,000	4.000% (1-Month Term SOFR+400 basis points), 6/30/2027[6,8]	100,250
450,000	Eyecare Partners LLC 10.367% (3-Month Term SOFR+575 basis points), 8/31/2028[6,8]	454,219
497,890	First Brands Group LLC 10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[3,6,8]	485,069
1,120,000	Franchise Group, Inc. 10.437% (3-Month Term SOFR+475 basis points), 3/10/2026[3,6,8]	712,606
100,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3]	98,468

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

Principal Amount[1]		Value
	LEVERAGED LOANS (Continued)
271,563	HLF Financing Sarl LLC / Herbalife International, Inc. 11.435% (1-Month Term SOFR+675 basis points), 4/12/2029[3,6,8]	$260,298
448,346	LendingTree LLC 3.750% (1-Month Term SOFR+375 basis points), 9/15/2028[3,6,8]	448,065
	Likewize Corp.
50,000	0.000% (1-Month Term SOFR+575 basis points), 8/15/2029[3,6,8]	48,813
550,000	10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[3,6,8]	536,937
45,501	Radiology Partners, Inc. 9.587% (3-Month Term SOFR+350 basis points), 1/31/2029[6,8]	44,933
650,000	Restaurant Brands International 6.095% (1-Month Term SOFR+125 basis points), 9/21/2028[4,6,8]	631,312
98,741	Spirit AeroSystems, Inc. 9.085% (1-Month Term SOFR+425 basis points), 1/15/2027[3,6,8]	99,382
112,589	Taboola, Inc. 0.000% (1-Month USD Libor+400 basis points), 9/1/2028[3,6,8]	112,871
1,044,345	Tutor Perini Corp. 4.750% (1-Month Term SOFR+475 basis points), 8/18/2027[3,6,8,9]	1,046,084
	Viasat, Inc.
348,100	9.345% (1-Month Term SOFR+450 basis points), 3/4/2029[3,6,8]	317,206
49,500	9.437% (1-Month Term SOFR+450 basis points), 5/30/2030[3,6,8]	44,744
300,000	Wellpath Holdings, Inc. 5.957% (3-Month Term SOFR+550 basis points), 10/1/2025[3,6,8]	186,250
697,567	West Technology Group LLC 8.835% (3-Month Term SOFR+400 basis points), 4/10/2027[6,8,9]	609,374
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[3,6,8]	251,562
	TOTAL LEVERAGED LOANS
	(Cost $13,729,599)	13,088,064

Number of Shares
	SHORT-TERM INVESTMENTS — 5.8%
2,318,644	Fidelity Institutional Government Portfolio Class I, 5.22%[10]	$2,318,644
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,318,644)	2,318,644

	TOTAL INVESTMENTS — 100.3%
	(Cost $40,266,157)	$40,113,964

	Liabilities in Excess of Other Assets — (0.3)%	(114,296)
	TOTAL NET ASSETS — 100.0%	$39,999,668

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,043,085, which represents 45.11% of Total Net Assets.

[3]	Callable.

[4]	Foreign security denominated in U.S. dollars.

[5]	Convertible security.

[6]	Floating rate security.

[7]	Security is in default.

[8]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[9]	Denotes investments purchased on a when-issued or delayed delivery basis.

[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Setlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	11/7/2024	(110,000)	$(119,196)	$(119,689)	$(493)
Euro	Pershing, LLC.	EUR per USD	12/6/2024	(315,000)	(353,115)	(343,210)	9,905
					(472,311)	(462,899)	9,412

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(472,311)	$(462,899)	$9,412

EUR – Euro

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2024

Assets:
Investments, at value (cost $40,266,157)	$40,113,964
Foreign currency, at value (cost $17,903)	17,883
Cash	5,672
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	40,452
Receivables:
Fund shares sold	1,424
Unrealized appreciation on forward foreign currency exchange contracts	9,905
Due from Advisor	7,501
Dividends and interest	534,852
Prepaid expenses	14,201
Total assets	40,745,854

Liabilities:
Payables:
Investment securities purchased	688,287
Unrealized depreciation on forward foreign currency exchange contracts	493
Shareholder servicing fees (Note 6)	10,215
Fund accounting and administration fees	15,521
Transfer agent fees and expenses	3,140
Custody fees	1,705
Auditing fees	14,762
Trustees' deferred compensation (Note 3)	7,047
Trustees' fees and expenses	434
Chief Compliance Officer fees	2,107
Accrued other expenses	2,475
Total liabilities	746,186
Commitments and contingencies (Note 3)
Net Assets	$39,999,668

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,345,868
Total distributable earnings (accumulated deficit)	653,800
Net Assets	$39,999,668

Maximum Offering Price per Share:
Class I:
Net assets applicable to shares outstanding	39,999,668
Shares of beneficial interest issued and outstanding	3,550,841
Redemption price	$11.26

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

Investment Income:
Dividends	$2,201
Interest	2,145,518
Total investment income	2,147,719

Expenses:
Advisory fees	130,716
Shareholder servicing fees (Note 6)	13,588
Fund accounting and administration fees	90,936
Transfer agent fees and expenses	20,834
Custody fees	11,114
Registration fees	35,798
Legal fees	16,797
Auditing fees	12,538
Trustees' fees and expenses	11,981
Chief Compliance Officer fees	11,209
Offering costs	10,431
Shareholder reporting fees	8,661
Insurance fees	4,343
Miscellaneous	2,384
Interest expense	587
Total expenses	381,917
Advisory fees waived	(130,716)
Other expenses absorbed	(99,786)
Net expenses	151,415
Net investment income (loss)	1,996,304

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	341,041
Forward foreign currency exchange contracts	(4,488)
Foreign currency transactions	(484)
Net realized gain (loss)	336,069
Net change in unrealized appreciation/depreciation on:
Investments	(98,334)
Forward foreign currency exchange contracts	5,404
Foreign currency translations	(23)
Net change in unrealized appreciation/depreciation	(92,953)
Net realized and unrealized gain (loss)	243,116

Net Increase (Decrease) in Net Assets from Operations	$2,239,420

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Period December 30, 2022* through October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,996,304	$159,113
Net realized gain (loss) on investments and foreign currency transactions	336,069	30,270
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(92,953)	(49,914)
Net increase (decrease) in net assets resulting from operations	2,239,420	139,469

Distributions to Shareholders:
Distributions:
Class I	(1,603,470)	(121,619)
Total distributions to shareholders	(1,603,470)	(121,619)

Capital Transactions:
Net proceeds from shares sold:
Class I	39,646,011	4,966,142
Reinvestment of distributions:
Class I	637,485	4,652
Cost of shares redeemed:
Class I	(5,888,891)	(19,531)
Net increase in net assets from capital transactions	34,394,605	4,951,263

Total increase (decrease) in net assets	35,030,555	4,969,113

Net Assets:
Beginning of period	4,969,113	-
End of period	$39,999,668	$4,969,113
Capital Share Transactions:
Shares sold:
Class I	3,544,117	462,010
Shares reinvested:
Class I	57,164	429
Shares redeemed:
Class I	(511,066)	(1,813)
Net increase (decrease) in capital share transactions	3,090,215	460,626

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2024	For the Period December 30, 2022* through October 31, 2023
Net asset value, beginning of period	$10.79	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	1.11	0.72
Net realized and unrealized gain (loss)	0.40	0.35
Total from investment operations	1.51	1.07

Less Distributions:
From net investment income	(0.97)	(0.28)
From net realized gain	(0.07)	–
Total distributions	(1.04)	(0.28)
Net asset value, end of period	$11.26	$10.79

Total return[2]	14.41%	10.68%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,000	$4,969

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.90%[4]	11.35%[5]
After fees waived and expenses absorbed	0.75%[4]	0.75%[5]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	8.78%	(2.72)%[5]
After fees waived and expenses absorbed	9.93%	7.88%[5]

Portfolio turnover rate	75%	76%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2024.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

Note 1 – Organization

Arena Strategic Income Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to generate high income returns with a secondary objective of capital preservation. The Fund intends to primarily invest in income producing investments and leveraged loans. The Fund commenced investment operations on December 30, 2022.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Leveraged Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Leveraged loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

d) Short Sales

Short sales are transactions under which the Fund sells a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between period and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Fund purchases a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period December 30, 2022 (commencement of operations) through October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Arena Capital Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2035, and it may be terminated before that date only by the Trust's Board of Trustees. Effective May 1, 2023, the Advisor has voluntarily agreed to further waive its fees and/or pay for operating expenses of the Fund to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through April 30, 2025. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any fees waived or payments made pursuant to this voluntary waiver.

For the year ended October 31, 2024, the Advisor voluntarily waived its advisory fees and absorbed other expenses totaling $230,502. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. At October 31, 2024, the amount of these potentially recoverable expenses was $444,396. The Advisor may recapture all or a portion of this amount no later than October 31, of the year stated below:

2026	$213,894
2027	230,502
Total	$444,396

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2024 are reported on the Statement of Operations.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For year ended October 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended October 31, 2024 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At October 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$40,266,157

Gross unrealized appreciation	$1,132,472
Gross unrealized depreciation	(1,284,665)

Net unrealized depreciation on investments	$(152,193)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and accumulated earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$-	$-

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$757,494
Undistributed long-term capital gains	46,220
Distributable earnings	803,714

Accumulated capital and other losses	-
Unrealized appreciation/depreciation on investments	(152,193)
Unrealized appreciation/depreciation on Currency Forwards and translations	9,326
Unrealized deferred compensation	(7,047)
Total accumulated earnings (deficit)	$653,800

The tax character of the distribution paid during the fiscal year ended October 31, 2024 are as follows:

Distributions paid from:	For the year Ended October 31, 2024	For the period Ended October 31, 2023 *
Ordinary income	$1,603,470	$121,619
Total distributions paid	$1,603,470	$121,619

*	Commencement of operations on December 30, 2022.

Note 5 – Investment Transactions

For the year ended October 31, 2024, purchases and sales of investments, excluding short-term investments, were $45,084,079 and $13,655,496 , respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bonds*	$-	$23,914,210	$-	$23,914,210
Common Stock	207,437	-	-	207,437
Convertible Corporate Bonds*	-	585,609	-	585,609
Leveraged Loans	-	13,088,064	-	13,088,064
Short-Term Investments	2,318,644	-	-	2,318,644
Total Investments	$2,526,081	$37,587,883	$-	$40,113,964
Other Financial Instruments**
Forward Contracts	-	9,905	-	9,905
Total Assets	$2,526,081	$37,597,788	-	$40,123,869

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

	Level 1	Level 2	Level 3***	Total
Liabilities
Other Financial Instruments**
Forward Contracts	$-	$493	$-	$493
Total Liabilities	$-	$493	$-	$493

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for the Fund.

**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

***	The Fund did not hold any level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2024 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$9,905	$-	$9,905
	-	-	9,905	-	9,905
Liabilities
Unrealized appreciation on forward foreign currency exchange contracts	-	-	(493)	-	(493)
	$-	$-	$(493)	$-	$(493)

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

	Derivatives not designated as hedging instruments
Net Change in Realized Gain (Loss) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$(4,488)	$-	$(4,488)
	$-	$-	$(4,488)	$-	$(4,488)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$5,404	$-	$5,404
	$-	$-	$5,404	$-	$5,404

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2024 are as follows:

Derivatives not designated as hedging instruments
Forward contracts
Long	Foreign exchange contracts	Notional amount	(246,224)
Short	Foreign exchange contracts	Notional amount	22,000

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2024, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Star Measures Investments, Inc.	51.44%
Pershing, LLC	26.86%

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2024

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 12- New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 27, 2024, to shareholders of record on December 26, 2024 as follows:

	Long-Term Capital Gain	Short-Term Capital Gain	Income
Institutional	$0.01191	$0.07696	$0.30295

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Arena Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arena Strategic Income Fund (the “Fund”), a series of Investment Managers Series Trust II (the “Trust”), including the schedule of investments, as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets and the financial highlights for the year ended October 31, 2024 and for the period December 30, 2022 (commencement of operations) to October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on July 23–24, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Arena Capital Advisors, LLC (the “Advisor”) with respect to the Arena Strategic Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index (the “Bloomberg Index”) and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s High Yield Bond fund universe (the “Fund Universe”) for the one-year period ended April 30, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the Bloomberg Index return.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees considered that the Fund’s advisory fee was within the range of the fees that the Advisor charges to manage separate accounts and other pooled accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.19% and 0.27%, respectively. The Trustees noted, however, that the average net assets of the Fund were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Advisor’s assertion that the net expenses for the Fund are set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2024, noting that the Advisor had agreed to maintain the expense limitation arrangement for the Fund for another full year. The Board observed that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses of the Fund, and that the Advisor did not realize any profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	1/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/8/2025